Long-Term Debt (Details) - Schedule of long-term debt (Parentheticals) - USD ($)	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PPP Loan [Member]
Debt Instrument [Line Items]
Monthly installments	$ 1,209	$ 1,209
Loan payable, percentage	1.00%	1.00%
EIDL Loan [Member]
Debt Instrument [Line Items]
Monthly installments	$ 731	$ 731
Loan payable, percentage	3.75%	3.75%